TAXATION - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income taxes [Abstract]
Income before income taxes and non-controlling interest	$ 246,687	$ 159,771
Combined Canadian basic federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate	$ 65,372	$ 42,339
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Adjustments in respect of current income tax of previous periods	603	(4,269)
Non-taxable items net of non-deductible items	(14,391)	(4,649)
Unrecognized assets	12,001	9,428
Income taxed at different rates and statutory rate changes	(8,843)	(10,030)
Manufacturing and processing allowance and all other items	(2,236)	(749)
At the effective income tax rate of 21% (March 31, 2023 – 20%)	52,506	32,070
Income tax expense reported in the consolidated statements of income:
Current tax expense	82,421	69,612
Deferred tax recovery	(29,915)	(37,542)
At the effective income tax rate of 21% (March 31, 2023 – 20%)	52,506	32,070
Deferred tax related to items charged or credited directly to equity and goodwill:
Loss on revaluation of cash flow hedges	(2,212)	(3,495)
Opening deferred tax of acquired company	(10,963)	(6,727)
Other items recognized through equity	6,215	(7,428)
Income tax charged directly to equity and goodwill	$ (6,960)	$ (17,650)